Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Carrying value of property leased or held for lease to others (in thousands)
Construction aggregates property	$35,093
Commercial property	61,823
96,916
less accumulated depreciation and depletion	14,813
$82,103